Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2024
Financial Assets At Amortised Cost [Abstract]
Schedule of financial assets at amortised cost

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

At 1 January 2024	368,859	52,973	7,131	7,854	436,817	885	1,462	1,133	213	3,693
Exchange and other adjustments[1]	(1,062)	(13)	(6)	7	(1,074)	(6)	(5)	14	23	26
Transfers to Stage 1	16,753	(16,683)	(70)		–	276	(271)	(5)		–
Transfers to Stage 2	(11,055)	11,533	(478)		–	(56)	116	(60)		–
Transfers to Stage 3	(508)	(1,710)	2,218		–	(8)	(156)	164		–
Net change in ECL due to transfers						(184)	257	169		242
						28	(54)	268		242
Impact of transfers between stages	5,190	(6,860)	1,670		–
Other changes in credit quality[2]						(136)	(52)	331	32	175
Additions and repayments	8,751	(3,120)	(816)	(418)	4,397	(5)	(99)	(115)	(29)	(248)
Charge (credit) to the income statement						(113)	(205)	484	3	169
Disposals and derecognition[3]	(449)	(206)	(88)	(219)	(962)	(1)	(4)	(7)	(8)	(20)
Advances written off			(617)	(6)	(623)			(617)	(6)	(623)
Recoveries of advances written off in previous years			69	–	69			69	–	69
At 30 June 2024	381,289	42,774	7,343	7,218	438,624	765	1,248	1,076	225	3,314
Allowance for expected credit losses	(765)	(1,248)	(1,076)	(225)	(3,314)
Net carrying amount	380,524	41,526	6,267	6,993	435,310
Drawn ECL coverage[4]	0.2%	2.9%	14.7%	3.1%	0.8%
[1]Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
[2]Includes a credit for methodology and model changes of £65 million, split by Stage as £26 million credit for Stage 1, £31 million credit for Stage 2, £4 million credit for Stage 3 and £4 million credit for POCI.
[3]Relates to the securitisation of legacy Retail mortgages.
[4]Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

At 1 January 2023	362,766	60,103	7,611	9,622	440,102	678	1,792	1,752	253	4,475
Exchange and other adjustments[1]	2,432	(8)	(8)	18	2,434	(8)	(1)	106	67	164
Transfers to Stage 1	18,355	(18,317)	(38)		–	393	(385)	(8)		–
Transfers to Stage 2	(17,963)	18,545	(582)		–	(53)	121	(68)		–
Transfers to Stage 3	(1,214)	(2,507)	3,721		–	(13)	(223)	236		–
Net change in ECL due to transfers						(254)	401	312		459
						73	(86)	472		459
Impact of transfers between stages	(822)	(2,279)	3,101		–
Other changes in credit quality[2]						106	(103)	802	8	813
Additions and repayments	8,168	(3,951)	(2,338)	(1,043)	836	90	(81)	(862)	(81)	(934)
Charge (credit) to the income statement						269	(270)	412	(73)	338
Disposals and derecognition[3]	(3,685)	(892)	(122)	(743)	(5,442)	(54)	(59)	(24)	(34)	(171)
Advances written off			(1,229)	–	(1,229)			(1,229)	–	(1,229)
Recoveries of advances written off in previous years			116	–	116			116	–	116
At 31 December 2023	368,859	52,973	7,131	7,854	436,817	885	1,462	1,133	213	3,693
Allowance for expected credit losses	(885)	(1,462)	(1,133)	(213)	(3,693)
Net carrying amount	367,974	51,511	5,998	7,641	433,124
Drawn ECL coverage[4]	0.2%	2.8%	15.9%	2.7%	0.8%
[1]Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
[2]Includes a charge for methodology and model changes of £60 million, split by Stage as £96 million charge for Stage 1, £33 million credit for Stage 2, £1 million credit for Stage 3 and £2 million credit for POCI.
[3]Relates to the securitisations of legacy Retail mortgages and Retail unsecured loans.
[4]Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.